Prepaid Expenses and Other Assets - Schedule of Prepaid Expense and Other Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Prepaid Expense and Other Assets [Abstract]
Inventory		¥ 998		¥ 1,950
Advances to suppliers		1,372		2,942
Prepaid taxes	[1]	150,702		154,680
Prepaid service fees		10,323		10,602
Other		253		329
Less: impairment loss on advance to supplier and prepaid service fees		(4,546)		(4,546)
Total		¥ 159,102	$ 21,797	¥ 165,957

[1]	Prepaid taxes were mainly the deductible VAT which can be deducted in the future